Consolidated Segment Data (Tables)	3 Months Ended
Dec. 27, 2013
Segment Reporting [Abstract]
Net revenue and Operating income (loss), by segment
Selected information by segment is presented in the following tables ($ in millions):

	For the Quarters Ended
	December 27, 2013	December 28, 2012
Net revenue(1):
NA Installation & Services	$957	$976
ROW Installation & Services	980	961
Global Products	565	534
	$2,502	$2,471
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(1)	Net revenue by operating segment excludes intercompany transactions.

	For the Quarters Ended
	December 27, 2013	December 28, 2012
Operating income (loss):
NA Installation & Services	$117	$108
ROW Installation & Services	93	91
Global Products	86	74
Corporate and Other (1)	46	(61)
	$342	$212
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(1)
Operating income for the quarter ended December 27, 2013 includes $92 million of income related to the settlement of a legacy legal matter with former management and $16 million of income related to the CIT settlement. See Note 11.